STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 1,000	$ 650,000	$ 7,670	$ 76,330	$ (422,500)	$ (75,465)	$ 237,035
Beginning balance, shares at Dec. 31, 2020	1,000,000.00	260,000	7,670,000
Issuance of common stock for cash			$ 985	1,411,065	21,000		1,433,050
Issuance of common stock for cash, shares			984,701
Issuance of preferred stock for cash					200,000		200,000
Removal of subscription to reflect proceeds paid to related entity					200,000		200,000
Offering costs				(68,499)			(68,499)
Net income						(2,381,405)	(2,381,405)
Ending balance, value at Dec. 31, 2021	$ 1,000	$ 650,000	$ 8,655	1,418,896	(1,500)	(2,456,870)	(379,819)
Ending balance, shares at Dec. 31, 2021	1,000,000	260,000	8,654,701
Issuance of common stock for cash			$ 814	1,264,801	1,500		1,267,115
Issuance of common stock for cash, shares			814,740
Offering costs				(28,685)			(28,685)
Stock based compensation		$ 750,000	$ 1,183	1,746,401			2,497,584
Stock-based compensation, shares		300,000	1,183,143
Net income						(4,344,532)	(4,344,532)
Ending balance, value at Dec. 31, 2022	$ 1,000	$ 1,400,000	$ 10,652	4,401,413		(6,801,402)	(988,337)
Ending balance, shares at Dec. 31, 2022	1,000,000	560,000	10,652,584
Common shares issued for services			$ 30	74,970			75,000
Common shares issued for services, shares			30,000
Net income						(468,808)	(468,808)
Ending balance, value at Mar. 31, 2023	$ 1,000	$ 1,400,000	$ 10,682	$ 4,476,383		$ (7,270,210)	$ (1,382,145)
Ending balance, shares at Mar. 31, 2023	1,000,000	560,000	10,682,584